SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Selling Commissions	$ 2,365,854	$ 2,267,616
Partnership Interest [Member] | Millburn Multi-Markets Trading L.P. [Member]
Selling Commissions	2,365,876	2,278,136
Partnership Interest [Member] | U.S. Feeder [Member] | Millburn Multi-Markets Trading L.P. [Member]
Selling Commissions	2,365,854	2,267,616
Partnership Interest [Member] | Cayman Feeder [Member] | Millburn Multi-Markets Trading L.P. [Member]
Selling Commissions	$ 22	$ 10,520